Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust III
Entity Central Index Key	dei_EntityCentralIndexKey	0001537140
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Oct. 19, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2021
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Boyd Watterson Limited Duration Enhanced Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND – FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boyd Watterson Limited Duration Enhanced Income Fund (the “Fund”) seeks: (i) income generation as a principal objective;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and (ii) capital preservation and total return as secondary objectives.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on your purchases of Class A shares if you or your family invest at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the How to Purchase Shares section on page 14 of the Fund’s Prospectus. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to the Prospectus based on information provided by the financial intermediary.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests a majority of its assets in investments in domestic, and U.S. dollar denominated foreign, income-producing securities. These securities are (i) below investment-grade (also known as “junk” bonds) and investment grade fixed income securities, asset-backed securities, hybrid corporate securities that combine equity and debt characteristics such as preferred stocks, bank loans, and U.S. government securities, and (ii) equity securities. The Fund may make these investments directly or, from time to time, indirectly through exchange traded funds (“ ETFs”), which include inverse ETFs, through closed end funds, and through credit-default swaps on the Credit Default Swap Index (“CDX Index”). The Fund may hold up to 15% of CDX Index swaps at the time of purchase. The targeted duration range of a Fund investment is between 1.5 years and 4.5 years.

The Fund’s investment strategy seeks to capitalize on inefficiencies in the public trading markets for fixed-income securities and bank loans using the proprietary methodology of the Adviser, described below.

Industry Allocation and Security Selection

The Adviser employs a disciplined and balanced approach that combines top-down and bottom-up analysis to determine industry allocations and security selection. Top-down analysis is a method of analysis that involves looking at the industry in which a company operates or at the economy as a whole first, and then analyzing duration, sector and industry allocations. Bottom-up analysis is a method of analysis that focuses on the analysis of individual companies rather than on the industry in which that company operates or on the economy as a whole. Furthermore, the Adviser uses fundamental research to inform industry allocation and security selection decisions by assessing factors affecting the eligible securities’ and industries’ value and momentum as well as fundamental factors (i.e., forecasted cash flow and credit quality outlook, the effect of economic cyclicality, and overall management quality). The industries in which the Fund may invest are the sixty-seven industries included in the Global Industry Classifications Standards.

Sector Allocation

The Adviser uses a combination of top-down and bottom-up analysis to determine sector allocation. The Adviser assesses the relative value of the securities across the eligible sectors informed by an assessment of factors affecting each eligible sector’s value and momentum as well as fundamental factors (i.e., overall market conditions, business and credit cycle conditions, economic growth and inflation forecasts, government policy actions, and historical yield and return volatility versus forecasts). The Fund may invest in all bond market sectors except non-USD-denominated securities.

Tactical Trading Opportunities

The Fund seeks to capitalize on market volatility that is due to short-term causes in the marketplace. The Adviser quickly makes assessments of fundamentals, valuations and momentum to accommodate the short-term event, portfolio action and subsequent resolution. These opportunities take the form of incremental adjustments to security-specific weightings and sector allocations.

In addition the Fund seeks to take advantage of new issue trading and special situations:

•	New Issues Trading. Typically new issues of fixed income securities are priced cheaply relative to the market to facilitate placement. Thereafter, the prices often tighten in the secondary market. The price for a lesser known issuer can be significantly cheaper relative to the market. The Fund may acquire new issues of a less liquid issuer in an industry that is less closely followed since the issuer may have to provide additional yield to attract buyers.
•	Special Situations. Special trading opportunities arise as companies restructure, are acquired or go through other changes that can be analyzed and exploited. Such situations may offer a profit potential of several points due to tenders or make-whole calls that may come about because of an issuer’s desire to remove restrictive covenants in its bonds.

Duration Management

The Fund seeks to maintain a limited duration in order to reduce the impact of rising interest rates on its total return. The Fund considers both duration and effective duration in determining the duration of the fixed income securities in which it invests. Duration is a measurement of how long, in years, it takes for the price of a bond to be repaid by its internal cash flows. The longer a bond’s duration, the greater impact rising interest rates have on the bond’s returns and volatility. Effective duration is a duration calculation for bonds with embedded options (meaning they have a feature that allows the bond to be called earlier than its stated duration) where the approximate percentage change in a bond’s price given a 100 bps change in interest rates is measured. Effective duration takes into account that expected cash flows will fluctuate as interest rates change. The duration decision for the Fund is based on optimizing the positioning of the portfolio across the credit curve. The decision is dependent, in part, on the economic outlook of the market as determined by the Adviser. The Fund may engage in frequent trading of its portfolio, resulting in a higher turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is a risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

•	Allocation Risk: If the Fund’s strategy for allocating assets among different assets classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.
•	Asset-Backed Securities Risk: Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.
•	Bank Loans Risk: The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis (in some cases, longer than 7 days), potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. The Fund has obtained a line of credit in order to meet redemptions during these periods, which may increase the Fund’s expenses. Certain bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.
•	Derivatives Risk: The Fund may use credit default swaps to hedge against market or security-specific declines. The Fund’s use of credit default swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the credit default swap may not correlate perfectly with the underlying asset.
•	Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to the Fund whose portfolio includes longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.
•	Equity Securities Risk: The NAV of the Fund fluctuates based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities and typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, interest rate risk may be heightened.

The Fund may have exposure to London Interbank Offered Rate (“LIBOR”) linked investments. On March 5, 2021, the U.K. Financial Conduct Authority, LIBOR’s regulator, announced that LIBOR would cease to be provided and would no longer be representative (i) immediately after December 31, 2021 for all sterling, euro, Swiss franc and Japanese yen settings, and the one-week and two-month U.S. dollar settings and (ii) immediately after June 30, 2023 for the remaining U.S. dollar settings. While some instruments to which the Fund has exposure may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions and there is significant uncertainty regarding the effectiveness of any such alternative methodologies and potential for short-term and long-term market instability. Because of the uncertainty regarding the nature of any replacement rate, the Fund cannot reasonably estimate the impact of the anticipated transition away from LIBOR at this time.

•	Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.
•	Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.
•	Hybrid Corporate Securities Risk: The interest rate on hybrid corporate securities can fluctuate from fixed to floating rate, which creates uncertainty regarding the interest rate that maybe received.
•	Investment Companies Risk: When the Fund invests in other investment companies (such as ETFs and closed end funds), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells investment companies.
•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.
•	Junk Bonds Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.
•	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
•	Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets
•	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs.
•	Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
•	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
•	Swaps Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default and may have limited liquidity. Leverage inherent in derivatives will tend to magnify the Fund’s losses.
•	U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is a risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I2 shares for each full calendar year since the Fund’s inception. Although Class I, Class A and Class C shares would have similar annual returns to Class I2 shares because the classes are invested in the same portfolio of securities, the returns for Class I, Class A and Class C shares would be different from Class I2 shares because Class I, Class A and Class C shares have different expenses after fee waiver than Class I2 shares. The performance table compares the performance of each share class over time to the performance of a broad-based market index and two supplemental indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. , Class A and Class C, Class A and Class C , Class A and Class C The Fund acquired all of the assets and liabilities of the Boyd Watterson Limited Duration Mid-Grade Fund, LLC (the “Predecessor Fund”) in a tax-free reorganization on July 29, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I2 shares of the Fund. The performance information set forth below includes the historical performance of the Predecessor Fund for periods prior to the reorganization. The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the

Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Updated performance information is available at no cost by visiting www.boydwattersonfunds.com or by calling 1-877-345-9597.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I2 shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-345-9597
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boydwattersonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I2 Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	6/30/2020	6.61%
Worst Quarter	3/31/2020	(5.58)%
		The Fund’s year-to-date return as of September 30, 2021, was 1.98%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.58%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2020)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I2 shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I2 shares.

Boyd Watterson Limited Duration Enhanced Income Fund | Bloomberg U.S. 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.33%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.21%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%	[1],[2]
Boyd Watterson Limited Duration Enhanced Income Fund | Bloomberg U.S. 1-5 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.71%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.77%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%	[2],[3]
Boyd Watterson Limited Duration Enhanced Income Fund | Bloomberg U.S. Treasury 1-3 Years (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.16%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.91%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[2],[4]
Boyd Watterson Limited Duration Enhanced Income Fund | Boyd Watterson Limited Duration Enhanced Income Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BWDAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.86%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on your purchases of Class A shares if you or your family invest at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	311
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,262
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	1.71%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2019
Boyd Watterson Limited Duration Enhanced Income Fund | Boyd Watterson Limited Duration Enhanced Income Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BWDCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	507
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	875
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,910
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	3.39%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2019
Boyd Watterson Limited Duration Enhanced Income Fund | Boyd Watterson Limited Duration Enhanced Income Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BWDIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	4.37%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2017
Boyd Watterson Limited Duration Enhanced Income Fund | Boyd Watterson Limited Duration Enhanced Income Fund Class I2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BWDTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	175
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	320
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 743
Annual Return 2014	rr_AnnualReturn2014	1.73%
Annual Return 2015	rr_AnnualReturn2015	2.03%
Annual Return 2016	rr_AnnualReturn2016	6.21%
Annual Return 2017	rr_AnnualReturn2017	4.08%
Annual Return 2018	rr_AnnualReturn2018	(0.51%)
Annual Return 2019	rr_AnnualReturn2019	7.94%
Annual Return 2020	rr_AnnualReturn2020	4.65%
Label	rr_AverageAnnualReturnLabel	Return before taxes	[8]
1 Year	rr_AverageAnnualReturnYear01	4.65%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.44%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%	[2],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2013	[8]
Boyd Watterson Limited Duration Enhanced Income Fund | Boyd Watterson Limited Duration Enhanced Income Fund Class I2 Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.27%	[8]
5 Years	rr_AverageAnnualReturnYear05	3.15%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%	[2],[8]
Boyd Watterson Limited Duration Enhanced Income Fund | Boyd Watterson Limited Duration Enhanced Income Fund Class I2 Shares | Return after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.72%	[8]
5 Years	rr_AverageAnnualReturnYear05	2.85%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%	[2],[8]

[1]	The Bloomberg U.S. 1-3 Year Govt/Credit Index is an unmanaged index which is a component of the US Government/Credit Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and three years. Formerly known as Bloomberg Barclays Capital U.S. 1-3 Year Govt/Credit Bond Index. Investors cannot invest directly in an index.
[2]	Since July 15, 2013.
[3]	The Bloomberg U.S. 1-5 Year Govt/Credit Index is an unmanaged index which is a component of the US Government/Credit Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and five years. Formerly known as Bloomberg Barclays 1-5 Year Govt/Credit Bond Index. Investors cannot invest directly in an index.
[4]	The Bloomberg U.S. Treasury 1-3 Years Index is an unmanaged index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Investors cannot invest directly in an index.
[5]	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[7]	The Fund’s adviser, Boyd Watterson Asset Management, LLC (the “Adviser”), has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2022, to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding (i) any front end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.89%, 1.59%, 0.60% and 0.40% of average daily net assets attributable to Class A, Class C, Class I and Class I2, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. These agreements may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.
[8]	As a result of the different tax treatment of the Predecessor Fund, we are unable to calculate after-tax returns for the Predecessor Fund. The Predecessor Fund did not have a distribution policy. It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes, and it did not pay dividends and distributions.